RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
RELATED PARTY TRANSACTIONS [Abstract]
Current related party receivables		$ 0	$ 467
Current related party payable		41	1,636
Noncurrent related party receivables		6,593	6,088
Voyage Expenses Paid to Related Parties [Abstract]
Commercial commissions	[1]	0	0	$ 476
Agency fees	[2]	0	1,917	2,033
Voyage expenses		$ 0	1,917	2,509
Percentage of gross time charters revenues		2.00%
Common stock ownership percentage		50.00%
OTS S.A. [Member]
Voyage Expenses Paid to Related Parties [Abstract]
Voyage expenses		$ 1,937	$ 1,319	$ 1,940
Common stock ownership percentage		50.00%
Firmapar Corp [Member]
Voyage Expenses Paid to Related Parties [Abstract]
Common stock ownership percentage		5.55%

[1]	Commercial commissions Pursuant to a commercial agreement signed between UP Offshore (Bahamas) Ltd. (our subsidiary in the Offshore Supply Business) and Firmapar Corp. (formerly Comintra), a former minority shareholder of this, the parties agreed that Firmapar Corp. charges a 2% of the gross time charters revenues from Brazilian charters collected by UP Offshore (Bahamas) Ltd. on a consolidated basis. This agreement began on June 25, 2003 and ended on July 5, 2013, concurrently with the acquisition from Firmapar Corp. of its 5.55% interest in UP Offshore (Bahamas) Ltd.
[2]	Agency fees Pursuant to a commercial and an agency agreement with Ultrapetrol S.A., UABL S.A. and Ravenscroft, Shipping Services Argentina S.A. (formerly I. Shipping Service S.A.) and Navalia S.A. the latters companies under the same control group as Inversiones Los Avellanos S.A., a shareholder, have agreed to perform the duties of port agent for us in Argentina. Since September 3, 2014 Inversiones Los Avellanos S.A. is not further shareholder of the Company.